(LOSS) PROFIT BEFORE TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Total depreciation and amortisation	$ 57,654	$ 67,275	$ 61,953
Cost of inventories recognised as expense (included in voyage expenses)	61,008	78,172	57,633
Expense recognised in respect of equity-settled share-based payments	0	8,134	3,336
Employee benefits expenses (including directors' remuneration and share based payments)	18,330	28,053	27,206
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	985	1,320	1,096
Tender offer and related expenses	0	10,307	0
Property, plant and equipment not subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships, dry-docking and plant and equipment	24,824	30,498	25,866
Depreciation of other property, plant and equipment	154	57	51
Amortisation of intangible assets	638	155	165
Total depreciation and amortisation	25,616	30,710	26,082
Property, plant and equipment subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships and ship equipment – right-of-use	30,343	35,676	34,898
Depreciation of property – right-of-use	1,695	889	938
Total depreciation and amortisation – right-of-use assets	32,038	36,565	35,836
Property, plant and equipment operating leases [Member]
Statement1 [Line Items]
Total depreciation and amortisation	$ 57,654	$ 67,275	$ 61,918